Shareholder Report, Average Annual Return (Details) 74200010500_Franklin Convertible Securities Fund_Class A_TSR Annual {Class A}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	10.05%	7.11%	11.26%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	16.44%	8.33%	11.89%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
ICE BofA Convertibles Total Return Alternatives Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Convertibles Total Return Alternatives Index
Average Annual Return, Percent	25.63%	7.14%	9.92%